Fixed assets (Narrative) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Plants	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 78,837	€ 73,274	[1]	€ 72,564
Capitalized borrowing costs	336
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	87,922
Biogas Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	15,157
Biogas Installations [Member] | Major purchases of assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 633
Italy and Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of plants acquired | Plants	17
Depreciation expenses	€ 4,396
Italy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 48,555	52,122
Useful lives	20 years
Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 15,214	€ 16,041
Useful lives	25 years
Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	€ 111
Useful lives	12 years

[1]	Please refer to note 2C for functional and presentation currency.